UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 201.3%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(8)	$280	$232,753

		$232,753

Education — 11.4%
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43(1)(2)	$3,500	$3,843,210
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	1,000	1,068,480
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,490	2,590,920
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(1)	10,500	10,622,115
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	5,000	5,238,100
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,475	1,549,635
Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,000	1,115,050

		$26,027,510

Electric Utilities — 8.0%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,513,905
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,716,022
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,071,250
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	6,685	6,298,406
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	7,750	6,761,643

		$18,361,226

General Obligations — 10.8%
California, (AMT), 5.05%, 12/1/36	$460	$430,693
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(1)	9,000	9,279,810
Illinois, 5.25%, 7/1/30	935	904,491
Illinois, 5.25%, 7/1/31	295	282,463
Illinois, 5.50%, 7/1/33	585	565,765
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	3,250	3,378,440
New York, 5.00%, 2/15/34(1)	2,500	2,581,600
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(1)	2,340	2,451,899
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	2,145	1,588,673
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,980	3,206,778

		$24,670,612

Health Care-Miscellaneous — 0.2%
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$103	$102,900
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	272	271,740
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	103	103,165

		$477,805

Security	Principal Amount (000’s omitted)	Value
Hospital — 23.6%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,260	$2,213,286
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(1)(2)	10,000	10,544,800
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37(4)	440	426,272
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,198,916
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	2,330	2,242,485
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,335	1,266,181
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	1,865,942
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	3,945,348
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,671,124
Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	1,540	1,541,401
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,000	2,859,720
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,465,806
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	2,872,338
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)(2)	11,400	11,725,128
Oklahoma Development Finance Authority, (Saint John Health System), 5.00%, 2/15/34	1,700	1,711,033
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,675	1,414,269
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,647,778
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,504,920

		$54,116,747

Housing — 6.4%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(3)	$4,000	$4,542,200
Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,420	1,285,597
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,890	2,784,862
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,130	2,036,088
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	127,868
Virginia Housing Development Authority, 3.625%, 1/1/31(1)	5,000	3,970,200

		$14,746,815

Industrial Development Revenue — 9.8%
ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,440	$1,186,373
Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,000	1,080,220
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	400	452,928
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,240	2,403,094
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	2,305	2,048,246
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,634,624
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	1,660	1,656,016
Massachusetts Development Finance Agency, (Covanta Energy), 4.875%, 11/1/42	2,305	1,807,765
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	1,560	1,435,980
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	4,188,226
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,630	4,607,406

		$22,500,878

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.1%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$2,335,200
Illinois, (AGM), 5.00%, 4/1/28	4,805	4,715,819

		$7,051,019

Insured-Hospital — 17.2%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	$3,250	$3,186,950
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,725,695
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	15,000	8,144,400
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	17,080	8,542,733
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	8,575	3,960,449
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	2,500	2,304,825
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(1)	9,725	9,717,511
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	700	699,461
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	30	29,977

		$39,312,001

Insured-Housing — 0.5%
Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,100,330

		$1,100,330

Insured-Lease Revenue/Certificates of Participation — 1.3%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$3,000	$3,010,950

		$3,010,950

Insured-Other Revenue — 4.3%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$4,210	$1,113,545
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	500	409,195
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	9,390	2,606,195
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,600	2,209,254
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,100	3,587,072

		$9,925,261

Insured-Special Tax Revenue — 9.3%
Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$50,000	$10,313,000
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	8,347,807
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	6,605	336,525
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	11,250	1,272,488
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,025,986

		$21,295,806

Security	Principal Amount (000’s omitted)	Value
Insured-Student Loan — 4.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,440	$2,561,390
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	540	561,659
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,665	5,978,972
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	2,040	2,109,686

		$11,211,707

Insured-Transportation — 18.3%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$12,425	$4,010,293
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	903,257
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	3,935,008
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(5)	5,500	1,327,095
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(5)	1,000	241,290
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,995	1,943,449
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	5,055,900
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	9,820	7,745,623
San Joaquin Hills, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,555	3,195,210
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,346,867
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,157,112
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	5,175	1,477,514
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	2,015	540,846

		$41,879,464

Insured-Water and Sewer — 9.6%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$3,750	$3,879,000
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(1)(2)	17,985	18,225,999

		$22,104,999

Lease Revenue/Certificates of Participation — 4.1%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,197,684
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,196,180
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,911,293

		$9,305,157

Other Revenue — 13.6%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$785	$833,945
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	880	926,121
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	800	847,280
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,940	1,489,959
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,500	1,500,570
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)(2)	2,370	2,401,544
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	265	245,183
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	8,000	7,325,280
Seminole Tribe, FL, 5.25%, 10/1/27(3)	4,000	4,129,960
Seminole Tribe, FL, 5.50%, 10/1/24(3)	2,365	2,477,881
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	3,000	3,333,630
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	3,765	3,518,468
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,235	1,138,275
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,355	1,065,003

		$31,233,099

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.3%
Cliff House Trust, (AMT), 6.625%, 6/1/27(6)	$3,210	$1,672,924
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30(7)	535	550,066
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,094,952
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	2,295	2,108,072
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(5)	3,115	766,508
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	326,390
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	959,735

		$7,478,647

Special Tax Revenue — 6.4%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	$500	$466,845
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	320	257,751
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	95	93,762
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	265	270,897
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(6)	90	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(6)	35	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	65	51,143
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	165	70,392
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	100	96,255
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	130	61,686
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35	2,500	2,562,175
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/42	555	562,615
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	5,000	5,424,250
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,627,275
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	465	379,691
Southern Hills Plantation I, FL, Community Development District, Series A1, 5.80%, 5/1/35	273	228,317
Southern Hills Plantation I, FL, Community Development District, Series A2, 5.80%, 5/1/35	200	117,740
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	600	407,892
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	1,944,063

		$14,622,749

Transportation — 32.2%
Augusta, GA, (AMT), 5.35%, 1/1/28	$1,000	$1,001,450
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	432,133
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,125	1,148,029
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	1,756,705
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	2,926,176
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	2,625	2,400,379
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	415	375,529
Grand Parkway Transportation Corp., TX, 5.25%, 10/1/51(1)(2)	7,080	6,886,574

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	$1,000	$1,031,380
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	432,052
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	2,250	2,272,657
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	3,826,970
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(1)	7,880	7,900,646
North Texas Tollway Authority, 5.50%, 9/1/41(1)	4,000	4,184,240
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,574,237
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	3,652,526
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,167,950
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	505	508,914
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	8,500	7,728,625
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	7,290	7,765,964
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,054,141
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	1,839,799
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/41	505	471,877
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(1)(2)	9,300	9,349,662

		$73,688,615

Water and Sewer — 2.9%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,080	$929,848
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	1,608,026
Detroit, MI, Water Supply System, 5.25%, 7/1/41	4,730	4,059,475

		$6,597,349

Total Tax-Exempt Municipal Securities — 201.3% (identified cost $469,314,387)		$460,951,499

Taxable Municipal Securities — 0.0%
Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(8)	$4	$0

Total Taxable Municipal Securities — 0.0% (identified cost $3,618)		$0

Corporate Bonds & Notes — 0.0%(9)
Security	Principal Amount (000’s omitted)	Value
Municipal — 0.0%(9)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(8)(10)	$39	$0
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(8)(10)	135	35,175

Total Corporate Bonds & Notes — 0.0% (identified cost $5,115)		$35,175

Total Investments — 201.3% (identified cost $469,323,120)		$460,986,674

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.5)%		$(120,150,967)

Other Assets, Less Liabilities — (48.8)%		$(111,840,069)

Net Assets Applicable to Common Shares — 100.0%		$228,995,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2013, 34.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 12.1% of total investments.

At August 31, 2013, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	18.0%
Texas	12.9%
California	10.8%
Others, representing less than 10% individually	58.3%

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $20,211,623.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2013, the aggregate value of these securities is $14,193,419 or 6.2% of the Trust’s net assets applicable to common shares.

(4)	When-issued security.

(5)	Security is in default and making only partial interest payments.

(6)	Defaulted bond.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(8)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(9)	Amount is less than 0.05%.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

The Trust did not have any open financial instruments at August 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$347,811,149

Gross unrealized appreciation	$19,071,029
Gross unrealized depreciation	(23,015,504)

Net unrealized depreciation	$(3,944,475)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$460,951,499	$—	$460,951,499
Taxable Municipal Securities	—	0	—	0
Corporate Bonds & Notes	—	—	35,175	35,175
Total Investments	$—	$460,951,499	$35,175	$460,986,674

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2013 is not presented. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013